Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 28,269,215	¥ 25,307,775
Interest-bearing demand deposits	68,635,578	59,772,689
Deposits at notice	11,462,658	10,769,494
Time deposits	25,818,987	25,023,508
Negotiable certificates of deposit	12,570,618	10,180,436
Others	8,736,598	7,377,516
Total deposits	¥ 155,493,654	¥ 138,431,418